COMBINED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2017		Dec. 31, 2016		Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 186	[1]	$ 29	[1],[2]		$ 21	[2]
Accounts receivable (net of allowance for doubtful accounts of $4 each)	411	[1]	247	[1],[2]		242	[2]
Accounts receivable from affiliates	9		243			382
Inventories	431	[1]	426	[1],[2]		556	[2]
Prepaid expenses	11		11			49
Other current assets	73		59			63
Current assets of discontinued operations			84			119
Total current assets	1,121		1,099			1,432
Property, plant and equipment, net	1,264	[1]	1,178	[1],[2]		1,277	[2]	$ 1,342
Intangible assets, net	21	[1]	23	[1],[2]		28	[2]
Investment in unconsolidated affiliates	77		85			98
Deferred income taxes	200		142			130
Notes receivable from affiliates			57			327
Other noncurrent assets	41		35	[2]		32	[2]
Noncurrent assets of discontinued operations			42			89
Total assets	2,724		2,661			3,413
Current liabilities:
Accounts payable	319	[1]	297	[1],[2]		305	[2]
Accounts payable to affiliates	15		695			621
Accrued liabilities	213	[1]	146	[1],[2]		242	[2]
Current portion of debt	4	[1]	10	[1],[2]		9	[2]
Current liabilities of discontinued operations			27			31
Total current liabilities	551		1,175			1,208
Long-term debt	747		13			17
Long-term debt to affiliates			882			1,023
Deferred income taxes	9		12			25
Other noncurrent liabilities	328		324			294
Noncurrent liabilities discontinued operations			78			118
Total liabilities	1,708		2,484			2,685
Commitments and contingencies (Notes 21 and 22)
Equity
Parent's net investment and advances			588			1,112
Accumulated other comprehensive loss	(312)		(423)			(401)
Total Venator Materials PLC shareholders' equity	1,005		165			711
Noncontrolling interest in subsidiaries	11		12			17
Total equity	1,016		177		$ 250	728		$ 1,415	$ 1,247
Total liabilities and equity	$ 2,724		$ 2,661			$ 3,413

[1]	At September?30, 2017 and December?31, 2016, $6 and $4 of cash and cash equivalents, $7 and $6 of accounts receivable, (net), $1 each of inventories, $4 each of property, plant and equipment, (net), $18 and $20 of intangible assets, (net), $1 each of accounts payable, $3 and $4 of accrued liabilities, and $2 each of current portion of debt, respectively, from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note?5. Variable Interest Entities."
[2]	At December?31, 2016 and 2015, respectively, $4 and $7 of cash and cash equivalents, $6 and $4 of accounts receivable (net), $1 each of inventories, $4 and $5 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $1 each of accounts payable, $4 and $3 of accrued liabilities, and $2 and $1 of current portion of debt from consolidated variable interest entities are included in the respective balance sheet captions above. See note ?7. Variable Interest Entities.?